ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5.           ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for credit losses were summarized as follows:

	As of December 31,
	2022	2023
	US$	US$

Accounts receivable	65,311	38,243
Allowance for credit losses	(33,864)	(15,991)
Accounts receivable, net	31,447	22,252

The movements in the allowance for credit losses of accounts receivable were as follows:

	Year Ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Movement in allowance for credit losses
Balance at beginning of year	40,144	52,831	33,864
Additional provision	41,350	43,285	1,183
Write-offs	(30,103)	(56,276)	(18,393)
Foreign currency translation adjustments	1,440	(5,976)	(663)
Balance at end of year	52,831	33,864	15,991

Ageing analysis of accounts receivable based on the date of delivery of service to customers is as follows:

	As of December 31,
	2022	2023
	US$	US$
- Within 3 months	21,464	18,501
- 3 months to 6 months	6,203	4,233
- 6 months to 12 months	9,554	5,399
- Over 1 year	28,090	10,110
Accounts receivable	65,311	38,243
Less: allowance for credit losses	(33,864)	(15,991)
Accounts receivable, net	31,447	22,252